CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES:
Net loss	$ (29,166)	$ (47,787)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments	50,995	42,564
(Increase)/decrease in operating assets	(11,776)	59,508
Increase/(decrease) in operating liabilities	33,156	(36,630)
Payments for drydock and special survey costs	(3,072)	(15,916)
Net cash provided by operating activities	40,137	1,739
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	0	(20,471)
Acquisition of vessels	(60,115)	0
Deposits for vessels, port terminals and other fixed assets acquisition	(44,628)	(6,625)
Dividends from affiliate companies	0	7,298
Loan to affiliate company	(4,275)	(3,289)
Decrease in long-term receivable from affiliate companies	0	9,488
Purchase of property, equipment and other fixed assets	(3,301)	(4,577)
Net cash used in investing activities	(112,319)	(18,176)
FINANCING ACTIVITIES:
Repayment of long-term debt and payment of principal	(18,115)	(31,022)
Proceeds from long-term loans, net of deferred finance fees	63,008	0
Dividends paid	(3,681)	(20,644)
Acquisition of treasury stock	(819)	0
Payments of obligations under capital leases	(2,094)	(709)
Decrease in restricted cash	11,000	1,622
Net cash provided by/(used in) financing activities	49,299	(50,753)
Decrease in cash and cash equivalents	(22,883)	(67,190)
Cash and cash equivalents, beginning of period	163,412	247,556
Cash and cash equivalents, end of period	140,529	180,366
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	54,180	54,636
Cash paid for income taxes	92	29
Non-cash investing and financing activities
Dividends payable	0	162
Accrued interest on loan receivable from affiliate company	1,078	383
Acquisition of vessels, port terminals and other fixed assets	(100)	(1,211)
Deposits for vessels, port terminals and other fixed assets	(2,787)	0
Revaluation of vessels due to restructuring of capital lease obligation	0	210
Decrease in capital lease obligation due to restructuring	$ 0	$ (210)